Investments in Other Companies (Details) - CLP ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Investments in Other Companies (Details) [Line Items]
Investments in other companies		$ 46,923	$ 42,338
Capital increase	$ 30,000
Issuance of payment shares (in Shares)	152,905,194
Full payment of shares (in Shares)		39,994,508
Equivalent amount		$ 7,847
Servipag Ltda. [Member]
Investments in Other Companies (Details) [Line Items]
Ownership interest		50.00%
Artikos Chile S. A. [Member]
Investments in Other Companies (Details) [Line Items]
Ownership interest		50.00%